Leases - Summary of detailed information about lease assets and liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset	$ 4,504,770	$ 6,117,050
Lease liabilities	4,381,601	6,586,196
Real estate [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset	$ 4,504,770	$ 6,117,050